GAIN ON SALE OF ASSETS (Details) $ in Thousands	1 Months Ended														3 Months Ended		12 Months Ended
	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($) vessel	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel dwt	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Gain from sale of vessels																	$ 21,427	$ 9,188	$ 34,185
Golden Gayle and Golden Diamond
Property, Plant and Equipment [Line Items]
Cash consideration			$ 57,500
Golden Gayle
Property, Plant and Equipment [Line Items]
Gain from sale of vessels	$ 16,100
Number of vessels sold | vessel																	1
Golden Diamond
Property, Plant and Equipment [Line Items]
Gain from sale of vessels		$ 16,100
Number of vessels sold | vessel																	1
Panamax Vessel
Property, Plant and Equipment [Line Items]
Cash consideration					$ 21,000		$ 16,000		$ 15,000
Gain from sale of vessels				$ 4,200		$ 1,100			800
Number of vessels sold | vessel																		1
Supramax Vessels
Property, Plant and Equipment [Line Items]
Cash consideration									$ 21,600
Gain from sale of vessels								$ 5,800
Supramax Vessels | Maximum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt																	65,000
Supramax Vessels | Minimum
Property, Plant and Equipment [Line Items]
Vessel tonnage | dwt																	55,000
Golden Ice and Golden Strength
Property, Plant and Equipment [Line Items]
Cash consideration												$ 30,300
Number of vessels sold | vessel												2
Golden Ice
Property, Plant and Equipment [Line Items]
Gain from sale of vessels											$ 2,800
Golden Strength
Property, Plant and Equipment [Line Items]
Gain from sale of vessels										$ 2,600
Ultramax Vessel
Property, Plant and Equipment [Line Items]
Cash consideration													$ 63,000
Gain from sale of vessels															$ 21,900
Number of vessels sold | vessel													2					2
Kamsarmax Vessels
Property, Plant and Equipment [Line Items]
Cash consideration														$ 52,000
Gain from sale of vessels																$ 9,500
Number of vessels sold | vessel														3				3